Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep. 30, 2011
PNC SMALL CAP FUND (Prospectus Summary): | PNC SMALL CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC Small Cap Fund
Supplement Text	ck0000778202_SupplementTextBlock

Supplement dated September 28, 2011 to the

PNC Equity Funds A&C Shares Prospectus

dated September 30, 2011

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

The last paragraph under “Principal Investment Strategies” for the PNC Small Cap Fund on page 29 of the prospectus and the third paragraph under the section entitled “Details About the Funds” under the PNC Small Cap Fund on page 36 of the prospectus is to be deleted and replaced in its entirety with the following until the close of business on November 30, 2011:

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQAC-0911

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, at least 80% of the Fund’s net assets plus any borrowings for investment purposes in will be invested in securities issued by small cap companies.  The Fund will provide shareholders with at least 60 days’ written notice before changing this 80% policy.

PNC SMALL CAP FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPCCX
PNC SMALL CAP FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPCAX